Contract Liabilities (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities
Amount of revenues recognized included in the contract liabilities	¥ 13.2	¥ 12.0
Transaction price allocated to unsatisfied performance obligations	16.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Contract Liabilities
Performance obligation recognized as revenue	¥ 15.3
Expected timing of performance obligation recognized as revenue (in months)	12 months